JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds listed on Appendix A do not differ from the prospectuses and statements of information contained in the Post-Effective Amendment No. 590 (Amendment No. 591 under the Investment Company Act of 1940) filed electronically on June 21, 2019.

Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.

Very truly yours,

/s/ Anthony Geron
Anthony Geron Assistant Secretary

Appendix A

JPMorgan Money Market Funds

JPMorgan Prime Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Tax Free Money Market Fund